Corporate Bonds Issuance	12 Months Ended
Dec. 31, 2025
Statement [LineItems]
Corporate Bonds Issuance
48.	CORPORATE BONDS ISSUANCE
The corporate bonds liabilities recorded by the Bank are as follows:

Corporate Bonds	Original value		Residual face value as of 12/31/2025	12/31/2025	12/31/2024
Subordinated Resettable – Class A	USD 400,000,000	(1)	USD 400,000,000	588,032,164	549,446,878
Non-subordinated – Class G	USD 530,000,000	(2)	USD 530,000,000	757,584,577
Non-subordinated – Series XXXII	1,000,000	(3)	1,000,000		19,455,743

Total				1,345,616,741	568,902,621

On April 26, 2016, the General Regular Shareholders’ Meeting approved the creation of a Global Program for the Issuance of Medium-Term Debt Securities, in accordance with the provisions of Law No. 23576, as amended and further applicable regulations, up to a maximum amount outstanding at any time during the term of the program of USD 1,000,000,000 (one billion US dollars), or an equal amount in other currencies or power units, under which it is possible to issue simple corporate bonds, not convertible into shares in one or more classes. Also, on April 28, 2017, the General Regular and Special Shareholder’ Meeting resolved to extend the maximum amount of the abovementioned Global Program up to USD 1,500,000,000 (one thousand five hundred millions US dollars), and on April 27, 2018, the abovementioned Shareholders’ Meeting resolved to increase the maximum amount of the Global Program for the Issuance of Corporate Bonds, in face value, from USD 1,500,000,000 to USD 2,500,000,000 or an equal amount in other currencies, as determined by the Board of Directors in due time. Finally, on October 20, 2021 due to a Board of Directors resolution, the Bank required from the CNV a five-year extension of the abovementioned program, which was approved by the Regulator through a note issued on December 15, 2021.

(1)
On November 4, 2016, under the abovementioned Global Program, the Bank issued Subordinated Resettable Corporate Bonds, Class A, at a fixed rate of 6.75% p.a. until reset date, fully amortizable upon maturity (November 4, 2026) for a face value of USD 400,000,000 (four hundred million US dollars), under the terms and conditions set forth in the pricing supplement dated October 21, 2016. Interest is paid semiannually on May 4 and November 4 of every year and the reset date was November 4, 2021.

The reset rate was established until the maturity date at 6.643% as a result of the benchmark reset rate plus 546.3 basis points, according to the abovementioned terms and conditions. As the Bank had not exercised the option to fully or partially redeem the issuance on the reset date and under the conditions established in the pricing supplement, it was established up to maturity. On the other hand, it could be fully redeemed, not partially, and only for tax or regulatory purposes. The Bank used the funds derived from such issuance to grant loans in accordance with BCRA guidelines.
On January 12, 2026, the Bank announced a cash tender offer for any and all of its Class A Corporate Bonds, establishing in that offer an early tender date on January 26, 2026 and a late tender date on February 10, 2026. Accordingly, on January 28, 2026, designated as the early settlement date, the Bank repurchased Class A Corporate Bonds for a face value of USD 275,345,000, at a price of USD 1,010 for each USD 1,000 of principal of the Corporate Bonds validly tendered and accepted on or before the early tender date. Additionally, on that same date, the Bank paid the accrued interest on the repurchased Corporate Bonds. Subsequently, on February 11, 2026, the Bank repurchased Class A Corporate Bonds for a face value of USD 3,200,600, at a price of USD 1,010 for each USD 1,000 of principal of the Corporate Bonds validly tendered and accepted on or before the late tender date. Additionally, on that same date, the Bank paid the accrued interest on the repurchased Corporate Bonds. The repurchased Corporate Bonds were cancelled.
As of the date of issuance of these consolidated Financial Statements, the face value of outstanding Class A Corporate Bonds amounts to 121,454,400.

(2)
On June 23, 2025, under the abovementioned Global Program, the Bank issued Class G Corporate Bonds in US dollars at a fixed rate of 8% p.a., fully amortizable upon maturity (June 23, 2029) for a face value of USD 400,000,000 (four hundred million US dollars), under the terms and conditions set forth in the pricing supplement dated April 14, 2025. Interest is paid semiannually on June 23 and December 23 of every year.

On the other hand, it could be fully redeemed, not partially, and only for tax or regulatory purposes, respecting current regulations regarding equal treatment among investors.
Additionally, on August 4, 2025, the Bank issued additional corporate bonds to Class G, with the same characteristics previously described, for a face value of USD 130,000,000.
As of the date of issuance of these consolidated Financial Statements, the total face value of Class G corporate bonds amounts to USD 530,000,000.
In accordance with CNV rules, the Board of Directors, at its meeting held on November 12, 2025, approved the application of the funds from Class G Corporate Bonds for a face value of USD 400,000,000 and informed the CNV, as a sworn statement, that the abovementioned application fulfills the funds allocation plan committed in the pricing supplement dated June 9, 2025, having applied all the net funds from the issuance of the additional Class G Corporate Bonds to working capital in Argentina and general financing purposes related to the commercial activity of the Bank (including the granting of loans and the rising of the liquidity position). Additionally, the Board of Directors, at its meeting held on January 14, 2026 approved the application of the funds from Class G Corporate Bonds for a face value of USD 130,000,000 and informed the CNV, as a sworn statement, that the abovementioned application fulfills the funds allocation plan committed in the pricing supplement dated July 29, 2025, having applied all the net funds from the issuance of the additional Class G Corporate Bonds to working capital in Argentina and general financing purposes related to the commercial activity of the Bank (including the granting of loans).

(3)
On February 29, 2008, the shareholders’ meeting of former Banco BMA SAU, now merged with Banco Macro SA, approved the presentation of a program for the issuance and placement of corporate bonds for USD 250,000,000 or its equivalent in other currencies. On April 30, 2008, the Board of Directors of the CNV authorized through resolution No. 15869 the entry of Banco Itaú Argentina SA into public offering regime through the issuance of corporate bonds for up to an amount of USD 250,000,000 or its equivalent in other currencies. On April 30, 2008, the CNV approved the Program Prospectus.

On March 9, 2013, the shareholders’ meeting of former Banco BMA SAU resolved to extend the amount of the Corporate Bonds Program up to USD 350,000,000 or its equivalent in other currencies. On May 23, 2018, the CNV approved through resolution No. 19527 the increase in the amount and the extension of the Program.
On March 14, 2022, under the abovementioned Program, former Banco BMA SAU issued non-subordinated
corporate bonds Series XXXII at a fixed rate of 2.78% plus UVA adjustment, fully amortizable upon maturity (August 18, 2025). Interest is paid quarterly, in arrears.
As of the date of issuance of these consolidated Financial Statements, Series XXXII corporate bonds have been fully paid.

On January 28, 2026, under the abovementioned Global Program, the Bank issued Class H Corporate Bonds in US dollars at a fixed rate of 8% p.a., fully amortizable upon maturity (January 28, 2031) for a face value of USD 400,000,000 (four hundred million US dollars), under the terms and conditions set forth in the pricing supplement dated January 12, 2026. Interest is paid semiannually on July 28 and January 28 of every year. The Bank allocated part of the funds from the issuance of Class H Corporate Bonds to repurchase Class A Corporate Bonds, according to the Tender Offer mentioned in item (1), for a face value of USD 278,545,600. The amount applied for such purpose totaled USD 281,331,056 in principal and premium and USD 4,325,227.46 in accrued interest. The remaining funds have been temporarily invested in short-term investments, including, without limitation, money market instruments, and will be applied to one or more of the other purposes specified in the pricing supplement.